Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000232082 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	37.91%
C000232082 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	12.62%
C000232082 | United States Treasury Bill 10/02/2025
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000232082 | United States Treasury Bill 01/22/2026
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000232082 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000232082 | U.S. Treasury Note 11/30/2028
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232082 | Fannie Mae Pool CB1152 07/01/2051
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000232082 | U.S. Treasury Note 07/31/2026
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232082 | Ginnie Mae II Pool BQ2093 04/20/2051
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000232082 | U.S. Treasury Note 09/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000232082 | U.S. Large-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	38.03%
C000232082 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000232082 | U.S. Agency Mortgage-Backed Securities (P.R. Geo)
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000232082 | International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000232082 | International Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232082 | U.S. Mid-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000232082 | U.S. Small-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000232082 | Equities
Holdings [Line Items]
Percent of Net Asset Value	57.04%
C000232082 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.96%
C000232083 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	37.91%
C000232083 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	12.62%
C000232083 | United States Treasury Bill 10/02/2025
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000232083 | United States Treasury Bill 01/22/2026
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000232083 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	4.89%
C000232083 | U.S. Treasury Note 11/30/2028
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232083 | Fannie Mae Pool CB1152 07/01/2051
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000232083 | U.S. Treasury Note 07/31/2026
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232083 | Ginnie Mae II Pool BQ2093 04/20/2051
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000232083 | U.S. Treasury Note 09/15/2027
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000232083 | U.S. Large-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	38.03%
C000232083 | U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000232083 | U.S. Agency Mortgage-Backed Securities (P.R. Geo)
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000232083 | International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000232083 | International Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232083 | U.S. Mid-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000232083 | U.S. Small-Cap Equities
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000232083 | Equities
Holdings [Line Items]
Percent of Net Asset Value	57.04%
C000232083 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	42.96%